Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 18,862,000	$ 69,510,000	$ 17,966,000	$ 1,704,000
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	54,475,000	21,379,000
Prepaid expenses and other current assets	17,014,000	6,806,000
Total current assets	199,856,000	156,258,000
Long term investments	13,978,000	1,182,000
Property and equipment, net	2,434,000	1,078,000
Intangible assets, net	13,213,000	1,590,000
Other non-current assets	279,000	374,000
Total Assets	247,718,000	160,482,000
Current liabilities:
Accounts payable	7,399,000	1,014,000
Receipt in advance	322,000	0
Deferred revenue	12,234,000	7,090,000
Accrued expenses and other current liabilities	11,798,000	3,656,000
Total Liabilities	34,369,000	12,231,000
Shareholders' Equity
Additional paid-in capital	208,426,000	157,064,000
Accumulated deficit	(5,251,000)	(11,743,000)
Treasury stock	(1,346,000)	0
Accumulated other comprehensive income	3,231,000	2,841,000
Total shareholders' equity	213,349,000	148,251,000	(8,323,000)	(10,173,000)
Total Liabilities and Shareholders' Equity	247,718,000	160,482,000
Class A Common Shares [Member]
Shareholders' Equity
Common shares	13,000	6,000
Class B Common Shares [Member]
Shareholders' Equity
Common shares	11,000	16,000
Parent Company [Member]
Current assets:
Cash and cash equivalents	672,000	49,237,000	13,889,000	65,000
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	8,427,000	13,651,000
Prepaid expenses and other current assets	128,634,000	62,462,000
Total current assets	137,733,000	125,350,000
Long term investments	75,584,000	26,697,000
Property and equipment, net	3,000	4,000
Intangible assets, net	3,663,000	1,488,000
Other non-current assets	129,000	300,000
Total Assets	217,112,000	153,839,000
Current liabilities:
Accounts payable	195,000	175,000
Receipt in advance	322,000	0
Deferred revenue	6,650,000	4,944,000
Accrued expenses and other current liabilities	1,923,000	536,000
Total Liabilities	9,090,000	5,655,000
Shareholders' Equity
Additional paid-in capital	208,426,000	157,064,000
Accumulated deficit	(2,313,000)	(11,743,000)
Treasury stock	(1,346,000)	0
Accumulated other comprehensive income	3,231,000	2,841,000
Total shareholders' equity	208,022,000	148,184,000
Total Liabilities and Shareholders' Equity	217,112,000	153,839,000
Parent Company [Member] | Class A Common Shares [Member]
Shareholders' Equity
Common shares	13,000	6,000
Parent Company [Member] | Class B Common Shares [Member]
Shareholders' Equity
Common shares	$ 11,000	$ 16,000